ACQUISITION OF CARIBOO COPPER CORPORATION - Disclosure of allocation of purchase price (Details) - Cariboo Copper Corp [Member] $ in Thousands	Mar. 15, 2023 CAD ($)
Disclosure of detailed information about business combination [line items]
Total fair value of net assets acquired	$ 125,609
Preliminary Purchase Price Allocation [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	13,467
Accounts receivable and other assets	1,525
Reclamation deposits	6,262
Inventory	15,860
Property, plant and equipment	72,304
Deferred tax asset	5,594
Accounts payable and other liabilities	(8,535)
Debt	(9,144)
Provision for environmental rehabilitation	(17,936)
Total fair value of net assets acquired	79,397
Adjustment [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	0
Accounts receivable and other assets	0
Reclamation deposits	0
Inventory	0
Property, plant and equipment	43,275
Deferred tax asset	2,937
Accounts payable and other liabilities	0
Debt	0
Provision for environmental rehabilitation	0
Total fair value of net assets acquired	46,212
Final Purchase Price Allocation [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	13,467
Accounts receivable and other assets	1,525
Reclamation deposits	6,262
Inventory	15,860
Property, plant and equipment	115,579
Deferred tax asset	8,531
Accounts payable and other liabilities	(8,535)
Debt	(9,144)
Provision for environmental rehabilitation	(17,936)
Total fair value of net assets acquired	$ 125,609